Schedule of Deferred Acquisition Cost and Future Policy Benefits Payable With Our Long-Duration Insurance Products (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs And Insurance Expenses [Line Items]
Other long-term assets, Deferred acquisition Costs	$ 166	$ 149
Trade accounts payable and accrued expenses, Deferred acquisition Cost	0	0
Long-term liabilities, Deferred acquisition Cost	0	0
Total asset (liability), Deferred acquisition Cost	166	149
Other long-term assets, Future policy benefits payable	0	0
Trade accounts payable and accrued expenses, Future policy benefits payable	(67)	(63)
Long-term liabilities, Future policy benefits payable	(2,207)	(1,858)
Total asset (liability), Future policy benefits payable	$ (2,274)	$ (1,921)